NET LOSS PER SHARE	12 Months Ended
Mar. 31, 2026
Loss per share*
NET LOSS PER SHARE

12.	NET LOSS PER SHARE

The Company applies the two-class method when computing net loss per share attributable to the shareholders when shares are issued that meet the definition of a participating security. The two-class method determines net loss per share for each class of ordinary shares and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires earnings available to the shareholders for the period to be allocated between ordinary share and participating securities based upon their respective rights to receive dividends as if all earnings for the period had been distributed.

The calculation of the basic and diluted net loss per share attributable to common stockholders of the Company is based on the following data (in dollars, except share data):

	For the Years Ended March 31,
	2026	2025	2024
Numerator:
Net loss	$(4,092,427)	$(3,376,410)	$(4,899,006)
Less: Net loss attributable to holdback shares	(196,793)	(88,006)	-
Net loss attributable to the Company’s shareholders	(3,895,634)	(3,288,404)	(4,899,006)

Denominator:
Weighted average ordinary shares outstanding – Basic and diluted	8,908,040	6,080,847	4,500,000

Net loss per share – Basic and diluted	$(0.44)	$(0.54)	$(1.09)

For the fiscal years ended March 31, 2026, 2025 and 2024, diluted weighted average ordinary shares outstanding were equal to basic weighted average ordinary shares due to the Company’s net loss position. Hence, no ordinary shares equivalents were included in the computation of diluted net loss per share since such inclusion would have been antidilutive. The 316,004 treasury shares were excluded from the computation of diluted net loss per ordinary share. Besides, the Company had 450,000 holdback shares outstanding as of and for the fiscal year ended March 31, 2026. The holdback shares contain a non-forfeitable right to dividends and hence are considered as participating securities. The two-class method was applied to compute basic earnings per share attributable to ordinary shareholders. 6,546,254 units of public and private warrants were also excluded from the computation of diluted net loss per ordinary share because including them would have had an anti-dilutive effect for the fiscal year ended March 31, 2026.